Document and Entity Information	Sep. 20, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001692115
Document Type	8-K12B
Document Period End Date	Sep. 20, 2019
Entity File Number	001-37976
Entity Registrant Name	Southwest Gas Holdings, Inc.
Entity Address, Address Line One	5241 Spring Mountain Road
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193-8510
City Area Code	(702)
Local Phone Number	876-7237
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3881866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Southwest Gas Holdings, Inc. Common Stock, $1 Par Value
Trading Symbol	SWX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false